SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Parentheticals) (Details) - $ / shares	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Convertible Debt Securities One [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, exercise price (in dollars per share)	$ .07	$ 0.07
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, exercise price (in dollars per share)	.30	0.30
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, exercise price (in dollars per share)	$ .08	$ 0.08